Consolidated statement of comprehensive income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ (145)	€ 693	€ 1,018	€ 2,084
Other Comprehensive Income: Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(37)	(57)	65	188
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(54)	(72)	(87)	10
Total of income tax related to items that will not be reclassified to profit or loss	(11)	50	(39)	(30)
Items that are or may be reclassified to profit or loss: Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(182)	(145)	(266)	107
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(13)	2	(39)	(22)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(109)	(268)	(388)	(72)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	85	92	161	191
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	80	(276)	395	(782)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	3	0	3	1
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	4	(1)	0	(31)
Total of income tax related to items that are or may be reclassified to profit or loss	94	110	219	124
Other comprehensive income (loss), net of tax	(141)	(564)	23	(317)
Total comprehensive income (loss), net of tax	(286)	128	1,041	1,767
Attributable to [Abstract]
Noncontrolling interests	51	31	100	31
Deutsche Bank shareholders and additional equity components	€ (337)	€ 97	€ 941	€ 1,737